REVENUE	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
REVENUE

13. REVENUE

Disaggregated information of revenue by major sources is as follows:

	For the years ended March 31,
	2026	2025	2024

Recognized at a point in time –
Sale of environmentally-friendly construction bricks – related party	$2,244,485	$4,473,319	$1,980,405
Sale of environmentally-friendly construction bricks – third parties	1,222,390	12,829	7,775
Sub-total	3,466,875	4,486,148	1,988,180

Recognized overtime –
Rental income of subleases of factories and office – related parties	525,705	523,406	455,779
Rental income of subleases of factories and office – third parties	376,605	281,741	327,615
Subtotal	902,310	805,147	783,394

Total	$4,369,185	$5,291,295	$2,771,574

For the years ended March 31, 2026, 2025 and 2024, there were no unsatisfied or partially unsatisfied performance obligations. The Group’s revenue is attributed to Hong Kong as all services are performed and consumed in Hong Kong.